Vanguard® Mid-Cap Growth Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.5%)
Communication Services (2.5%)
*	Pinterest Inc. Class A	623,883	23,377
*	Take-Two Interactive Software Inc.	141,475	23,333
*	Trade Desk Inc. Class A	330,167	22,593
*	ZoomInfo Technologies Inc.	340,312	5,459
			74,762
Consumer Discretionary (9.7%)
	Ross Stores Inc.	544,625	76,400
*	Mattel Inc.	1,391,467	24,893
*	Chipotle Mexican Grill Inc.	10,323	24,866
*	DraftKings Inc. Class A	610,219	23,829
*	Burlington Stores Inc.	121,309	23,188
	Domino's Pizza Inc.	53,384	22,753
*	Bright Horizons Family Solutions Inc.	196,742	19,330
	Boyd Gaming Corp.	252,834	16,053
*	Caesars Entertainment Inc.	316,443	13,882
	Lithia Motors Inc.	43,620	12,861
	BorgWarner Inc. (XNYS)	288,569	9,783
	Tractor Supply Co.	40,685	9,138
*	Planet Fitness Inc. Class A	106,024	7,184
			284,160
Consumer Staples (3.0%)
*	Freshpet Inc.	353,917	30,472
*	elf Beauty Inc.	128,551	20,508
*	Celsius Holdings Inc.	387,962	19,359
	Dollar General Corp.	140,363	18,538
			88,877
Energy (3.1%)
	Cheniere Energy Inc.	204,104	33,471
	Permian resources Corp.	1,527,412	20,589
	SM Energy Co.	538,614	19,972
	Coterra Energy Inc.	647,216	16,103
			90,135
Financials (9.2%)
	Apollo Global Management Inc.	501,358	50,336
	MSCI Inc.	73,863	44,216
	Ares Management Corp. Class A	303,389	36,856
	KKR & Co. Inc.	401,618	34,772
	Tradeweb Markets Inc. Class A	345,971	33,002
	Global Payments Inc.	175,944	23,441
	Aon plc Class A (XNYS)	55,601	16,593
	Carlyle Group Inc.	322,003	12,887

		Shares	Market Value ($000)
	Moody's Corp.	26,005	10,195
	Nasdaq Inc.	128,223	7,407
			269,705
Health Care (21.3%)
*	Veeva Systems Inc. Class A	367,982	76,323
*	Inspire Medical Systems Inc.	319,633	67,401
*	ICON plc	168,178	43,873
*	Align Technology Inc.	151,380	40,467
*	Repligen Corp.	197,036	37,319
*	DexCom Inc.	306,785	37,228
*	Exact Sciences Corp.	566,860	37,073
*	IDEXX Laboratories Inc.	63,204	32,555
*	Molina Healthcare Inc.	85,621	30,519
	Agilent Technologies Inc.	220,321	28,664
*	Alnylam Pharmaceuticals Inc.	140,139	24,231
	STERIS plc	107,254	23,483
*	Hologic Inc.	297,730	22,163
*	Natera Inc.	316,234	20,852
	Humana Inc.	54,285	20,523
*	Mettler-Toledo International Inc.	15,743	18,847
	Alcon Inc.	240,087	18,033
*	IQVIA Holdings Inc.	69,606	14,494
	Teleflex Inc.	35,867	8,710
*	BioMarin Pharmaceutical Inc.	94,023	8,282
*	Avantor Inc.	270,290	6,214
	GE Healthcare Inc.	84,111	6,170
	ResMed Inc.	11,601	2,207
			625,631
Industrials (18.3%)
	BWX Technologies Inc.	941,927	76,748
*	Builders FirstSource Inc.	429,757	74,662
	TransUnion	676,559	46,811
*	XPO Inc.	511,580	43,709
*	Clean Harbors Inc.	217,398	36,514
	FTAI Aviation Ltd.	539,637	29,114
	Hexcel Corp.	431,071	28,619
*	Axon Enterprise Inc.	102,627	25,560
*	Beacon Roofing Supply Inc.	299,507	24,826
	L3Harris Technologies Inc.	112,223	23,390
	Quanta Services Inc.	99,926	19,391
	Equifax Inc.	74,516	18,207
	KBR Inc.	333,629	17,385
	JB Hunt Transport Services Inc.	71,949	14,460
	Cintas Corp.	23,144	13,992
*	Array Technologies Inc.	933,384	12,358
	Knight-Swift Transportation Holdings Inc.	212,950	12,219
	Stanley Black & Decker Inc.	88,789	8,284
	Waste Connections Inc. (XTSE)	47,012	7,299
*	MasTec Inc.	68,869	4,523
			538,071
Information Technology (24.8%)
	CDW Corp.	293,579	66,560
*	Gartner Inc.	139,732	63,919
*	MongoDB Inc.	150,590	60,314
*	HubSpot Inc.	86,847	53,064
*	Crowdstrike Holdings Inc. Class A	160,209	46,861
*	PTC Inc.	226,476	40,913

		Shares	Market Value ($000)
	Monolithic Power Systems Inc.	62,058	37,404
	KLA Corp.	61,211	36,362
*	Fair Isaac Corp.	28,562	34,241
*	Aspen Technology Inc.	167,502	32,159
*	EPAM Systems Inc.	113,535	31,575
	Marvell Technology Inc.	448,204	30,343
	Cognizant Technology Solutions Corp. Class A	378,282	29,173
*	Guidewire Software Inc.	258,753	28,898
*	Arista Networks Inc.	106,261	27,488
*	Palo Alto Networks Inc.	70,093	23,727
*	Silicon Laboratories Inc.	180,540	22,271
	Amphenol Corp. Class A	148,218	14,985
	Lam Research Corp.	15,334	12,653
	Microchip Technology Inc.	122,713	10,453
*	Twilio Inc. Class A	124,377	8,747
*	Fortinet Inc.	113,993	7,351
*	Palantir Technologies Inc. Class A	361,767	5,821
*	Bill Holdings Inc.	58,168	4,540
			729,822
Materials (2.0%)
	Eagle Materials Inc.	129,845	29,381
*	ATI Inc.	661,501	27,036
	Albemarle Corp.	11,878	1,363
			57,780
Real Estate (2.6%)
*	CoStar Group Inc.	465,262	38,840
	SBA Communications Corp.	125,425	28,078
	First Industrial Realty Trust Inc.	214,879	11,070
			77,988
Total Common Stocks (Cost $2,193,127)			2,836,931
Temporary Cash Investments (3.4%)
Money Market Fund (3.4%)
[1]	Vanguard Market Liquidity Fund, 5.410% (Cost $99,418)	994,388	99,429
Total Investments (99.9%) (Cost $2,292,545)			2,936,360
Other Assets and Liabilities—Net (0.1%)			2,259
Net Assets (100%)			2,938,619
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	171	41,643	733

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At January 31, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.